Structured entities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of information about consolidated structured entities [abstract]
Covered Bond Programme
Covered bond programme
	Fair value pledged mortgage loans
	2018	2017[1]
Dutch Covered Bond Companies	24,336	27,382
	24,336	27,382